Share-Based Compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Share-Based Compensation [Line Items]
Restricted Stock Units, Convertible, Conversion Ratio	1
Share based compensation expenses, before tax | $	$ 102,843	$ 100,162	$ 68,152
NV Equity Plan [Member]
Share-Based Compensation [Line Items]
Equity awards available for grants	8,064,081
Equity Incentive Plan 2014 [Member]
Share-Based Compensation [Line Items]
Equity awards available for grants	4,500,000
Minimum [Member]
Share-Based Compensation [Line Items]
Equity award vesting period	3 years
Maximum [Member]
Share-Based Compensation [Line Items]
Ownership percentage	50.00%	50.00%
Equity award vesting period	5 years